Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2016	Mar. 15, 2017
Document Information [Line Items]
Entity Registrant Name	Skyline Medical Inc.
Entity Central Index Key	0001446159
Trading Symbol	skln
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		6,489,428
Document Type	POS AM
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment”) to the registration statement on Form S-1, File No. 333-215005 (the “Registration Statement”) is being filed pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended, to update the Form S-1 Registration Statement to include the Company’s Annual Report on Form 10-K for the year ended December 31, 2016 filed with the Securities and Exchange Commission (the “SEC”) on March 15, 2017. The Registration Statement was originally declared effective by the SEC on January 12, 2017. The Registration Statement originally covered an offering of 1,750,000 shares of common stock and 350,000 Series D Warrants to purchase an aggregate of up to 1,750,000 shares of common stock, sold as Units consisting of one share of common stock and 0.2 of a Series D Warrant, with each whole Series D Warrant purchasing one shares of common stock. As of the date of the filing of this Post-Effective Amendment, no further offering will be made of the Units registered on Form S-1. The Unit offering closed on January 19, 2017. On February 22, 2017, the underwriter of the Unit offering exercised its option in full to purchase (i) 175,000 additional shares of common stock at the public offering price per unit less the price per warrant included in the unit and less the underwriting discount and (ii) Series D Warrants to purchase 35,000 additional shares of common stock at a purchase price of $0.01 per Series D Warrant to cover over-allotments. This Post-Effective Amendment concerns only the 350,000 shares of common stock issuable upon exercise of the Series D Warrants issued at closing of the Unit offering and the 35,000 shares of common stock issuable upon exercise of the Series D Warrants issued to the underwriter in connection with its exercise of the over-allotment option.